Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Common Share

Accordingly, basic and diluted income per common share is calculated as follows:

	For the Three Months Ended
	March 31 2021	March 31 2020
Net income	597,052	7,772,252
Less: Income attributable to common stock subject to possible redemption	27,616	890,626
Adjusted net income	569,436	6,881,626
Weighted average common shares subject to possible redemption outstanding, basic and diluted	14,922,915	20,157,878
Basic and diluted income per common share subject to possible redemption	0.00	0.04
Weighted average non-redeemable common shares outstanding, basic and diluted	13,827,085	8,592,122
Basic and diluted net loss per non-redeemable common share	0.04	0.80

The Company’s net income (loss) is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted net loss per common share is calculated as follows:

	For the year Ended December 31, 2020	For the Period from May 28, 2019 (inception) through December 31, 2019
Net loss	$(51,960,823)	$(2,881,345)
Less: Income attributable to common stock subject to possible redemption	(723,829)	(848,726)
Adjusted net loss	(52,684,652)	(3,730,070)
Weighted average common shares subject to possible redemption outstanding, basic and diluted	20,151,440	10,207,641
Basic and diluted income per common share subject to possible redemption	0.04	0.08
Weighted average shares outstanding, basic and diluted	8,598,542	6,111,484
Basic and diluted net loss per non-redeemable common share	$(6.13)	$(0.61)